Segment data (Geographic Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net revenues
Sales to external customers	¥ 30,225,681	¥ 29,379,510	¥ 27,597,193
Total net revenues	30,225,681	29,379,510	27,597,193
Operating expenses	27,758,136	26,979,648	25,602,821
Operating income (loss)	2,467,545	2,399,862	1,994,372
Assets	51,936,949	50,308,249	48,750,186
Long-lived assets	10,685,494	10,267,673	10,197,109
Geography Eliminations
Net revenues
Inter-segment sales and transfers	(8,302,252)	(8,006,406)	(7,134,700)
Total net revenues	(8,302,252)	(8,006,406)	(7,134,700)
Operating expenses	(8,290,140)	(7,986,563)	(7,134,004)
Operating income (loss)	(12,112)	(19,843)	(696)
Assets	5,902,470	6,348,099	6,440,555
Japan | Reportable Geographical Components
Net revenues
Sales to external customers	9,520,148	9,273,672	8,798,903
Inter-segment sales and transfers	7,105,213	6,751,172	6,031,965
Total net revenues	16,625,361	16,024,844	14,830,868
Operating expenses	14,933,686	14,364,926	13,628,623
Operating income (loss)	1,691,675	1,659,918	1,202,245
Assets	16,465,702	15,797,024	14,791,969
Long-lived assets	3,607,843	3,511,663	3,376,157
North America | Reportable Geographical Components
Net revenues
Sales to external customers	10,585,934	10,347,266	10,033,419
Inter-segment sales and transfers	231,313	227,144	205,672
Total net revenues	10,817,247	10,574,410	10,239,091
Operating expenses	10,702,732	10,435,511	9,927,897
Operating income (loss)	114,515	138,899	311,194
Assets	17,452,216	16,936,704	17,365,237
Long-lived assets	5,469,262	5,179,139	5,274,928
Europe | Reportable Geographical Components
Net revenues
Sales to external customers	3,055,654	2,940,243	2,517,601
Inter-segment sales and transfers	183,197	244,981	163,438
Total net revenues	3,238,851	3,185,224	2,681,039
Operating expenses	3,113,983	3,110,198	2,693,283
Operating income (loss)	124,868	75,026	(12,244)
Assets	3,872,301	3,346,179	2,846,469
Long-lived assets	453,921	359,355	313,182
Asia | Reportable Geographical Components
Net revenues
Sales to external customers	4,832,392	4,497,374	4,279,617
Inter-segment sales and transfers	680,639	650,765	540,204
Total net revenues	5,513,031	5,148,139	4,819,821
Operating expenses	5,055,542	4,714,940	4,384,642
Operating income (loss)	457,489	433,199	435,179
Assets	5,176,990	4,893,582	4,486,021
Long-lived assets	729,494	797,435	828,619
Other Countries | Reportable Geographical Components
Net revenues
Sales to external customers	2,231,553	2,320,955	1,967,653
Inter-segment sales and transfers	101,890	132,344	193,421
Total net revenues	2,333,443	2,453,299	2,161,074
Operating expenses	2,242,333	2,340,636	2,102,380
Operating income (loss)	91,110	112,663	58,694
Assets	3,067,270	2,986,661	2,819,935
Long-lived assets	¥ 424,974	¥ 420,081	¥ 404,223